Risk Report - Asset Quality - Financial Assets at amortized cost by Business Division (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Total Consolidated Segments [Domain Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	€ 699,393	€ 680,328
Allowance for Credit Losses	4,946	4,093
Total Consolidated Segments [Domain Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	651,637	645,967
Allowance for Credit Losses	544	549
Total Consolidated Segments [Domain Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	35,372	24,680
Allowance for Credit Losses	648	492
Total Consolidated Segments [Domain Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	10,655	7,531
Allowance for Credit Losses	3,614	3,015
Total Consolidated Segments [Domain Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,729	2,150
Allowance for Credit Losses	139	36
Corporate Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	119,537	181,375
Allowance for Credit Losses	1,244	988
Corporate Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	109,484	174,685
Allowance for Credit Losses	85	82
Corporate Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	7,747	4,769
Allowance for Credit Losses	106	63
Corporate Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,305	1,921
Allowance for Credit Losses	1,052	843
Corporate Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
Investment Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	143,948	166,600
Allowance for Credit Losses	659	358
Investment Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	134,634	159,301
Allowance for Credit Losses	139	146
Investment Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	5,832	4,894
Allowance for Credit Losses	92	60
Investment Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,023	575
Allowance for Credit Losses	290	117
Investment Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,459	1,830
Allowance for Credit Losses	139	36
Private Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	243,964	270,915
Allowance for Credit Losses	2,855	2,508
Private Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	216,412	251,699
Allowance for Credit Losses	311	313
Private Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	21,328	14,376
Allowance for Credit Losses	446	360
Private Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	5,954	4,520
Allowance for Credit Losses	2,098	1,834
Private Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	270	321
Allowance for Credit Losses	0	0
Asset Management [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,188	2,066
Allowance for Credit Losses	1	2
Asset Management [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,131	1,965
Allowance for Credit Losses	1	1
Asset Management [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	57	101
Allowance for Credit Losses	1	1
Asset Management [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
Asset Management [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
Capital Release Unit [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	5,138	16,930
Allowance for Credit Losses	182	230
Capital Release Unit [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	4,463	16,051
Allowance for Credit Losses	4	1
Capital Release Unit [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	303	378
Allowance for Credit Losses	4	7
Capital Release Unit [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	372	502
Allowance for Credit Losses	174	221
Capital Release Unit [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
Corporate & Other [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	184,618	42,442
Allowance for Credit Losses	5	8
Corporate & Other [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	184,512	42,266
Allowance for Credit Losses	5	5
Corporate & Other [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	105	163
Allowance for Credit Losses	0	2
Corporate & Other [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1	13
Allowance for Credit Losses	0	1
Corporate & Other [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	€ 0	€ 0